Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of fuel sensitivity

	As of December 31,
	2025	2024	2023
	Operating costs	Operating costs	Operating costs
	(In thousands of U.S. dollars)
+ US$0.01 per gallon	3,400	3,227	3,719
- US$0.01 per gallon	(3,400)	(3,227)	(3,719)

Schedule of foreign exchange exposure

	Mexican Pesos		Others (1)
	(In thousands of U.S. dollars)
Assets:
Cash and cash equivalents	US$	83,055	US$	29,753
Other accounts receivable, net		55,672		879
Guarantee deposits		25,423		522
Other assets		5,719		48
Total assets	US$	169,869	US$	31,202

Liabilities:
Financial debt	US$	106,230	US$	—
Lease liabilities		14,806		29
Suppliers		112,379		1,183
Other liabilities		258,690		2,887
Total liabilities	US$	492,105	US$	4,099
Net foreign currency position	US$	(322,236)	US$	27,103

(1)	The foreign exchange exposure mainly includes: Colones, Colombian pesos and Quetzales.

The summary of quantitative data about the Company’s exposure to currency risk as of December 31, 2024 is as set forth below:

	Mexican Pesos		Others (1)
	(In thousands of U.S. dollars)
Assets:
Cash and cash equivalents	US$	69,156	US$	31,847
Other accounts receivable, net		45,381		676
Guarantee deposits		27,710		445
Derivative financial instruments		271		—
Other assets		5,169		—
Total assets	US$	147,687	US$	32,968

Liabilities:
Financial debt	US$	118,590	US$	—
Lease liabilities		19,772		52
Suppliers		132,244		2,537
Other liabilities		253,822		2,206
Total liabilities	US$	524,428	US$	4,795
Net foreign currency position	US$	(376,741)	US$	28,173

(1)	The foreign exchange exposure mainly includes: Colones, Colombian pesos and Quetzales.

Schedule of sensitivity analysis of change in fair value of interest hedging instrument

	Change in MXN$ rate	Effect on profit before tax
		(In thousands of U.S. dollars)
2025	+5%	US$	(14,757)
	-5%		14,757

2024	+5%	US$	(17,428)
	-5%		17,428

Schedule of sensitivity analysis of fair value

	Change in interest rate	Effect on cap (1)
		(In thousands of U.S. dollars)
2025	+0.50%	US$	—
	-0.50%		—

2024	+0.50%	US$	100
	-0.50%		(70)

(1)	The effect would affect OCI in relation to the interest rate caps.

Schedule of debt sensitivity analysis

	Year ended December 31, 2025				Year ended December 31, 2024
	+100 BP		- 100 BP		+ 100 BP		- 100 BP
	(In thousands of U.S. dollars)

Asset backed trust notes (“CEBUR”) (1)	US$	1,241	US$	(1,241)	US$	1,385	US$	(1,385)
Incline II B Shannon 18 Limited (PDP BBAM)	100		(100)		889		(889)
Banco Santander México, S.A. and Banco Nacional de Comercio Exterior, S.N.C. (“Santander-Bancomext”)	1,232		(1,232)		783		(783)
GY Aviation Lease 1714 Co. Limited (PDP CDB)	1,264		(1,264)		651		(651)
JSA International U.S. Holdings, LLC (PDP JSA)	133		(133)		294		(294)
Oriental Leasing 6 Company Limited (PDP CMB)	1,289		(1,289)		834		(834)
Crédit Agricole Corporate and Investment Bank	197		(197)		—		—
Total	US$	5,456	US$	(5,456)	US$	4,836	US$	(4,836)

(1)	Every Trust Note issuance of CEBUR VOLARCB19 and VOLARCB21L has a 10% CAP and for every Trust Note issuance of CEBUR VOLARCB23 has a 13% CAP, both on TIIE 28 to limit interest payments to increasing rates.

Schedule of contractual principal payments required on financial liabilities and derivative instruments fair value

	December 31, 2025
	Within one year		More than a year		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	US$	176,949	US$	23,569	US$	200,518
Asset backed trust note (“CEBUR”) (Note 5)		33,627		73,052		106,679
Other financing agreements (Note 5)		48,773		346,841		395,614

Lease liabilities:
Aircraft, engines, land and buildings leases		693,477		3,984,656		4,678,133
Aircraft and engine lease return obligation		319,413		593,278		912,691
Total	US$	1,272,239	US$	5,021,396	US$	6,293,635

	December 31, 2024
	Within one year		More than a year		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	US$	215,393	US$	145,589	US$	360,982
Asset backed trust note (“CEBUR”) (Note 5)		24,669		94,565		119,234
Other financing agreements (Note 5)		30,918		288,978		319,896

Lease liabilities:
Aircraft, engines, land and buildings leases		626,683		3,799,484		4,426,167
Aircraft and engine lease return obligation		81,426		892,931		974,357
Total	US$	979,089	US$	5,221,547	US$	6,200,636

Cebur Volarcb 23 [Member]
IfrsStatementLineItems [Line Items]
Schedule of sensitivity analysis of fair value on CEBUR

	Change in interest rate	Effect on cap (1)
		(In thousands of U.S. dollars)
2025	+0.50%	US$	6
	-0.50%		(3)

2024	+0.50%	US$	149
	-0.50%		(125)

(1)	The effect would affect OCI in relation to the interest rate caps.